Cover	Jun. 11, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 11, 2024
Entity File Number	001-36844
Entity Registrant Name	GREAT AJAX CORP.
Entity Central Index Key	0001614806
Entity Tax Identification Number	46-5211870
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	799 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	850-7770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	AJX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	13190 SW 68th Parkway
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Tigard
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97223